Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 2,548,000	$ 2,247,000
Depreciation of property and equipment	1,557,000	1,503,000
Amortization of intangible assets	693,000	168,000
Amortization of capitalized engineering costs	459,000	580,000
Bad debt expense	80,000	427,000
Non-cash compensation expense	101,000	131,000
Amortization of deferred financing costs	52,000	136,000
Gain on sale of real estate	(38,000)	(38,000)
Adjustments to Lease Impairment	53,000
Changes in Assets and Liabilities (Increase) Decrease in Operating Assets:
Accounts Receivable	(4,606,000)	(2,088,000)
Inventory	1,136,000	(1,078,000)
Prepaid Expenses and Other Current Assets	(216,000)	(123,000)
Deposits	(132,000)	57,000
Other Assets	51,000	(87,000)
Accounts payable and accrued expenses	(1,534,000)	1,567,000
Deferred Rent	82,000	174,000
Income Taxes payable	1,408,000	57,000
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,694,000	3,633,000
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition	(11,600,000)
Capitalized engineering costs	(292,000)	(510,000)
Purchase of property and equipment	(1,059,000)	(778,000)
Deposit for new property and equipment	(87,000)
NET CASH USED IN INVESTING ACTIVITIES	(13,038,000)	(1,288,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Private Placement	7,115,000
Payment of Issuance costs for Private Placement	(587,000)
Notes payable - Sellers	(601,000)	(377,000)
Capital lease obligations	(608,000)	(398,000)
Notes payable - Jr. Subordinated Debt	(115,000)	(130,000)
Notes payable - Revolver	4,787,000	(284,000)
Proceeds from notes payable Term Loan PNC	3,900,000
Payments of notes payable - Term Loan PNC	(2,153,000)	(1,000,000)
Cash paid for deferred financing costs	(21,000)	(20,000)
Payments related to Lease Impairment	(101,000)	(96,000)
Dividends Paid	(359,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	11,257,000	(2,305,000)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(87,000)	40,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	577,000	537,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	490,000	577,000
Supplemental cash flow information:
Cash paid during the year for interest	1,577,000	1,895,000
Cash paid during the year for income taxes	64,000
Supplemental schedule of non-cash investing and financing activities:
Junior Subordinated Debt Converted to Common Stock	5,204,000
Property and equipment acquired under capital leases	797,000	827,000
Purchase of substantially all assets of Nassau Tool Works, Inc and assumption of liabilities in the acquisition as follows:
Fair Value of Tangible Assets acquired	7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Due to Old Nassau Tool	(518,000)
Common Stock	(300,000)
Cash paid for acquisition	$ 11,600,000